Share-Based Compensation and Employee Benefit Plans - Summary of Options Activity (Parenthetical) (Details) - shares			12 Months Ended
	May 23, 2016	Jan. 02, 2015	Aug. 25, 2017	Aug. 26, 2016		Aug. 28, 2015
Tender Offer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exchanged	811,277
Options cancelled, Shares	1,652,575
2017 Share Incentive Plan (SGH Plan)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exchanged			506,000	925,000	[1]	1,825,000	[2]
Options cancelled, Shares			94,000	1,783,000	[3]	48,000
2017 Share Incentive Plan (SGH Plan) | Option Exchange
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exchanged		1,216,312	1,216,000
2017 Share Incentive Plan (SGH Plan) | Tender Offer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exchanged			811,000
Options cancelled, Shares			1,653,000

[1]	Includes 811 shares granted in connection with the Tender Offer.
[2]	Includes 1,216 shares granted in connection with the Option Exchange.
[3]	Includes 1,653 shares cancelled in connection with the Tender Offer.